INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Share

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share - basic and diluted	129,400	(215,003)	130,831	21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	146,040,594	142,251,454	138,211,177	138,211,177

Basic and diluted income (loss) per share	0.89	(1.51)	0.95	0.15